Loss And Loss Adjustment Expense Reserves (Tables)	12 Months Ended
Dec. 31, 2020
Insurance [Abstract]
Activity in Loss and Loss Adjustment Expense Reserves
Activity in the loss and LAE reserves is summarized as follows:

(millions)	2020	2019	2018
Balance at January 1	$18,105.4	$15,400.8	$13,086.9
Less reinsurance recoverables on unpaid losses	3,212.2	2,572.7	2,170.1
Net balance at January 1	14,893.2	12,828.1	10,916.8
Incurred related to:
Current year	24,926.5	25,238.2	21,632.5
Prior years	195.3	232.3	88.5
Total incurred	25,121.8	25,470.5	21,721.0
Paid related to:
Current year	15,584.4	16,105.0	13,792.1
Prior years	7,963.0	7,300.4	6,017.6
Total paid	23,547.4	23,405.4	19,809.7
Net balance at December 31	16,467.6	14,893.2	12,828.1
Plus reinsurance recoverables on unpaid losses	3,798.2	3,212.2	2,572.7
Balance at December 31	$20,265.8	$18,105.4	$15,400.8

Short-duration Insurance Contracts, Claims Development	Only 2020 is audited; all prior years are considered required supplementary information and, therefore, are unaudited. Expected development on our case reserves is excluded from the IBNR reserves on our vehicle businesses, as discussed above. For the Property business, the IBNR reserves include expected case development based on the methodology used in establishing the case reserves for that segment. The cumulative number of incurred claims are based on accident coverages (e.g., bodily injury, collision, comprehensive, personal injury protection, property damage) related to opened claims. Coverage counts related to claims closed without payment are excluded from the cumulative number of incurred claims.

Personal Lines - Agency - Liability
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2020
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2016[1]	2017[1]	2018[1]	2019[1]	2020
2016	$4,082.9	$4,130.0	$4,152.0	$4,177.3	$4,137.8	$0	740,535
2017		4,474.8	4,485.8	4,511.1	4,546.4	72.3	779,303
2018			5,141.8	5,182.1	5,192.7	100.0	856,108
2019				5,885.0	5,886.9	264.3	913,063
2020					5,433.8	926.8	750,654
				Total	$25,197.6
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2016[1]	2017[1]	2018[1]	2019[1]	2020
2016	$1,941.6	$3,231.5	$3,723.1	$3,969.5	$4,062.5
2017		2,074.0	3,478.5	4,048.5	4,285.5
2018			2,378.0	4,028.7	4,635.0
2019				2,715.2	4,533.2
2020					2,383.0
				Total	$19,899.2
	All outstanding liabilities before 2016, net of reinsurance[1]				80.3
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$5,378.7
[1] Required supplementary information (unaudited)

Personal Lines - Agency - Physical Damage
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2020
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2016[1]	2017[1]	2018[1]	2019[1]	2020
2016	$2,423.4	$2,398.9	$2,401.8	$2,400.1	$2,402.8	$0	1,399,156
2017		2,635.5	2,638.5	2,643.5	2,640.6	(4.0)	1,514,873
2018			2,819.0	2,822.6	2,821.7	(3.4)	1,694,997
2019				3,277.9	3,254.7	(13.4)	1,876,942
2020					3,328.5	(183.4)	1,768,482
				Total	$14,448.3
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2016[1]	2017[1]	2018[1]	2019[1]	2020
2016	$2,391.0	$2,406.9	$2,402.1	$2,402.2	$2,401.8
2017		2,599.8	2,643.2	2,640.9	2,640.8
2018			2,769.1	2,827.4	2,819.9
2019				3,242.5	3,259.2
2020					3,250.1
				Total	$14,371.8
	All outstanding liabilities before 2016, net of reinsurance[1]				5.9
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$82.4
[1] Required supplementary information (unaudited)

Personal Lines - Direct - Liability
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2020
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2016[1]	2017[1]	2018[1]	2019[1]	2020
2016	$3,819.0	$3,843.9	$3,871.2	$3,897.8	$3,866.1	$0	735,791
2017		4,209.5	4,209.9	4,229.3	4,254.4	61.3	772,986
2018			4,904.8	4,980.9	5,003.2	88.0	870,978
2019				5,756.5	5,811.7	243.5	954,209
2020					5,356.9	901.1	786,809
				Total	$24,292.3
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2016[1]	2017[1]	2018[1]	2019[1]	2020
2016	$1,780.6	$2,991.1	$3,476.9	$3,714.6	$3,799.1
2017		1,912.6	3,255.2	3,808.3	4,035.6
2018			2,235.1	3,863.5	4,481.7
2019				2,630.3	4,452.5
2020					2,301.3
				Total	$19,070.2
	All outstanding liabilities before 2016, net of reinsurance[1]				55.2
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$5,277.3
[1] Required supplementary information (unaudited)

Personal Lines - Direct - Physical Damage
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2020
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2016[1]	2017[1]	2018[1]	2019[1]	2020
2016	$2,521.0	$2,475.4	$2,477.7	$2,475.6	$2,478.5	$0	1,676,396
2017		2,750.6	2,743.7	2,749.0	2,745.6	(5.1)	1,791,582
2018			3,202.3	3,181.9	3,182.0	(5.1)	2,069,684
2019				3,787.9	3,737.8	(22.7)	2,269,857
2020					3,775.6	(264.5)	2,137,810
				Total	$15,919.5
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2016[1]	2017[1]	2018[1]	2019[1]	2020
2016	$2,505.0	$2,485.8	$2,479.3	$2,478.5	$2,477.8
2017		2,742.1	2,753.5	2,748.4	2,747.6
2018			3,170.0	3,193.8	3,183.0
2019				3,782.6	3,751.3
2020					3,720.0
				Total	$15,879.7
	All outstanding liabilities before 2016, net of reinsurance[1]				0.8
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$40.6
[1] Required supplementary information (unaudited)

Commercial Lines - Liability
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2020
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2016[1]	2017[1]	2018[1]	2019[1]	2020
2016	$1,185.8	$1,204.8	$1,231.1	$1,238.9	$1,224.9	$0	92,688
2017		1,374.1	1,366.6	1,393.3	1,374.6	18.3	97,448
2018			1,700.8	1,736.5	1,789.7	41.5	111,767
2019				2,103.1	2,175.6	116.3	126,959
2020					2,161.8	369.8	105,900
				Total	$8,726.6
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2016[1]	2017[1]	2018[1]	2019[1]	2020
2016	$298.6	$639.9	$886.0	$1,073.3	$1,153.4
2017		325.8	712.9	1,027.3	1,183.6
2018			382.7	913.4	1,290.5
2019				455.4	1,120.1
2020					427.6
				Total	$5,175.2
	All outstanding liabilities before 2016, net of reinsurance[1]				34.9
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$3,586.3
[1] Required supplementary information (unaudited)

Commercial Lines - Physical Damage
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2020
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2016[1]	2017[1]	2018[1]	2019[1]	2020
2016	$379.6	$379.8	$378.2	$377.8	$378.1	$0	74,199
2017		415.4	412.1	411.0	409.9	(0.9)	77,170
2018			475.0	478.2	476.6	(1.4)	82,134
2019				577.8	574.2	(3.3)	88,897
2020					575.2	(14.1)	87,333
				Total	$2,414.0
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2016[1]	2017[1]	2018[1]	2019[1]	2020
2016	$336.7	$376.9	$376.8	$377.5	$377.6
2017		369.0	409.4	409.2	409.4
2018			426.0	475.1	475.3
2019				516.9	571.5
2020					497.9
				Total	$2,331.7
	All outstanding liabilities before 2016, net of reinsurance[1]				0.4
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$82.7
[1] Required supplementary information (unaudited)

Property Business
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2020
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2016[1]	2017[1]	2018[1]	2019[1]	2020
2016	$568.6	$541.2	$537.1	$536.5	$535.5	$2.4	53,693
2017		672.8	680.9	683.4	681.3	1.3	74,140
2018			839.0	845.2	845.4	18.2	63,722
2019				971.7	965.2	11.7	72,396
2020					1,223.5	252.4	80,820
				Total	$4,250.9
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2016[1]	2017[1]	2018[1]	2019[1]	2020
2016	$415.2	$498.2	$516.9	$526.4	$530.8
2017		506.7	647.1	670.1	675.0
2018			595.9	781.2	812.6
2019				708.0	930.4
2020					832.5
				Total	$3,781.3
	All outstanding liabilities before 2016, net of reinsurance[1]				5.1
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$474.7
[1] Required supplementary information (unaudited)

Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability
The following table reconciles the net incurred and paid claims development tables to the liability for claims and claim adjustment expenses:

(millions)	2020	2019
Net outstanding liabilities
Personal Lines
Agency, Liability	$5,378.7	$5,117.4
Agency, Physical Damage	82.4	32.4
Direct, Liability	5,277.3	4,936.8
Direct, Physical Damage	40.6	(7.7)
Commercial Lines
Liability	3,586.3	3,080.8
Physical Damage	82.7	66.6
Property	474.7	357.2
Other business	66.7	30.8
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	14,989.4	13,614.3
Reinsurance recoverable on unpaid claims
Personal Lines
Agency, Liability	959.6	930.7
Agency, Physical Damage	0	0
Direct, Liability	1,475.8	1,314.1
Direct, Physical Damage	0	0
Commercial Lines
Liability	758.5	482.6
Physical Damage	(0.3)	0.5
Property	226.9	184.1
Other business	358.6	288.1
Total reinsurance recoverable on unpaid claims	3,779.1	3,200.1
Unallocated claims adjustment expense related to:
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	1,478.2	1,278.9
Reinsurance recoverable on unpaid claims	19.1	12.1
Total gross liability for unpaid claims and claim adjustment expense	$20,265.8	$18,105.4

Short-duration Insurance Contracts, Schedule of Historical Claims Duration
The following table shows the average historical claims duration as of December 31, 2020:

(Required Supplementary Information - Unaudited)
Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance	Years
	1	2	3	4	5
Personal Lines
Agency, Liability	45.6%	31.2%	12.0%	5.6%	2.2%
Agency, Physical Damage	98.6	1.2	(0.2)	0	0
Direct, Liability	44.7	31.7	12.6	5.7	2.2
Direct, Physical Damage	100.0	(0.1)	(0.3)	0	0
Commercial Lines
Liability	21.7	29.3	21.4	13.2	6.5
Physical Damage	88.9	10.0	0	0.1	0
Property	71.9	20.8	3.5	1.2	0.8